Decommissioning Liability	12 Months Ended
Dec. 31, 2023
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Decommissioning Liability	DECOMMISSIONING LIABILITY

($ millions)	2023	2022
Decommissioning liability, beginning of year	675.5	918.8
Liabilities incurred	19.8	21.6
Liabilities acquired through capital acquisitions	40.1	3.4
Liabilities disposed through capital dispositions	(18.2)	(46.7)
Liabilities settled (1)	(45.4)	(43.1)
Revaluation of acquired decommissioning liabilities (2)	38.5	3.8
Change in estimates	(3.0)	(11.4)
Change in discount and inflation rate estimates	(19.6)	(163.0)
Accretion	22.7	19.2
Reclassified as liabilities associated with assets held for sale	(104.0)	(28.4)
Foreign exchange	—	1.3
Decommissioning liability, end of year	606.4	675.5
Expected to be incurred within one year	40.0	41.6
Expected to be incurred beyond one year	566.4	633.9
(1)Includes $5.4 million received from government grant programs during the year ended December 31, 2023 (year ended December 31, 2022 - $23.0 million).
(2)These amounts relate to the revaluation of acquired decommissioning liabilities at the end of the period using a risk-free discount rate. At the date of acquisition, acquired decommissioning liabilities are fair valued.
Upon retirement of its oil and gas assets, the Company anticipates incurring substantial costs associated with decommissioning. The total future decommissioning liability was estimated by management based on the Company’s net ownership in all wells and facilities. This includes all estimated costs to reclaim and abandon the wells and facilities and the estimated timing of the costs to be incurred in future periods. The Company has estimated the net present value of its total decommissioning liability to be $606.4 million at December 31, 2023 (December 31, 2022 - $675.5 million) based on total estimated undiscounted and uninflated cash flows to settle the obligation of $847.7 million (December 31, 2022 - $894.9 million). These obligations are expected to be settled through 2073, with the majority expected after 2050. The estimated cash flows have been discounted using a risk-free rate of 3.02 percent and a derived inflation rate of 1.62 percent (December 31, 2022 - risk-free rate of 3.28 percent and inflation rate of 2.09 percent).